Subsequent Event (Details) - Subsequent Event [Member] $ / shares in Units, $ in Millions	Mar. 08, 2025 USD ($)	Jan. 14, 2025 $ / shares shares	Jan. 13, 2025 shares
Subsequent Event (Details) [Line Items]
Plan of reorganization, effective date		Jan. 14, 2025
Common stock, shares outstanding (in Shares)		5,163,109	1,822,577
Stock split ratio, description		Common Stock at a ratio of 1-for-5	Common Stock at a ratio of 1-for-5
Stock split ratio		0.2	0.2
Capital stock, shares authorized (in Shares)		255,000,000
Common stock, shares authorized (in Shares)		250,000,000
Common stock, par value (in Dollars per share) | $ / shares		$ 0.001
Preferred stock, shares authorized (in Shares)		5,000,000
Preferred stock, par value (in Dollars per share) | $ / shares		$ 0.001
Mudrick Capital Management Limited Partners [Member]
Subsequent Event (Details) [Line Items]
Shareholder ownership percentage		76.50%
Maximum [Member]
Subsequent Event (Details) [Line Items]
Percentage of voting shares of successor company		0.50
2020 Incentive Award Plan [Member]
Subsequent Event (Details) [Line Items]
Percentage of common stock reserved for issuance		15.00%
Restricted Stock Units (RSUs) [Member] | 2020 Incentive Award Plan [Member]
Subsequent Event (Details) [Line Items]
Percentage of common stock reserved for issuance		10.00%
Share-Based Payment Arrangement, Option [Member] | 2020 Incentive Award Plan [Member]
Subsequent Event (Details) [Line Items]
Percentage of common stock reserved for issuance		5.00%
Delayed Draw Term Loan Facility [Member] | Mudrick Capital Management Limited Partners [Member]
Subsequent Event (Details) [Line Items]
Line of credit facility, maximum borrowing capacity (in Dollars) | $	$ 25.0
Credit agreement maturity date	Dec. 31, 2026